NEWBUILDINGS	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
NEWBUILDINGS

16.	NEWBUILDINGS

Movements in the three years ended December 31, 2021 are summarized as follows:

(in thousands of $)
Balance at December 31, 2018	52,254
Additions, net, continuing basis	158,846
Transfer to Vessels and equipment, net	(166,121)
Interest capitalized, continuing basis	1,089
Balance at December 31, 2019	46,068
Additions, net, continuing basis	163,090
Transfer to Vessels and equipment, net	(162,221)
Interest capitalized, continuing basis	1,561
Balance at December 31, 2020	48,498
Additions, net, continuing basis	274,248
Transfer to Vessels and equipment, net	(194,162)
Interest capitalized, continuing basis	2,049
Balance at December 31, 2021	130,633

The following table sets forth certain details of our newbuildings delivered in the three years ended December 31, 2021:

(in thousands of $)
Vessel name	Vessel type	Date of delivery
Front Feature	LR2	November 2021
Front Favour	LR2	September 2021
Front Future	LR2	April 2021
Front Fusion	LR2	March 2021

Front Dynamic	VLCC	June 2020
Front Cruiser	Suezmax	May 2020

Front Discovery	VLCC	April 2019
Front Defender	VLCC	January 2019

As of December 31, 2019, the Company’s newbuilding program consisted of one Suezmax tanker, one VLCC, and four LR2 tankers.

In the year ended December 31, 2020, the Company took delivery of one VLCC newbuilding and one Suezmax tanker newbuilding.

As of December 31, 2020, the Company's newbuilding program comprised four LR2 tankers, all of which were delivered in the year ended December 31, 2021.
As of December 31, 2021, the Company’s newbuilding program consisted of six VLCCs, which are expected to be delivered during 2022, starting in the first quarter.